CVT S&P 500® Index Portfolio

CVT S&P MidCap 400® Index Portfolio

CVT Nasdaq 100® Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio

CVT EAFE International Index Portfolio

CVT Investment Grade Bond Index Portfolio

Supplement to Statement of Additional Information (“SAI”) dated May 1, 2024

The following changes are effective July 1, 2024:

1.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
K. Jessie Goodwin
Registered Investment Companies(1)	1	$120.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$10,521.3	0	$0
Kevin L. Keene
Registered Investment Companies(1)	7	$1,961.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$4,960.4	0	$0
Jennifer Mihara(2)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	96,675	$275,665.4	0	$0
Thomas C. Seto
Registered Investment Companies(1)	66	$33,181.5(3)	0	$0
Other Pooled Investment Vehicles	5	$797.3	0	$0
Other Accounts	87,864	$226,717.1(4)	0	$0
Gordon Wotherspoon(2)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	96,675	$275,665.4	0	$0
(1)	Includes the Funds, as applicable.
(2)	As of April 30, 2024.
(3)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
(4)	For Accounts that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap or model account program.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended December 31, 2023 and in the Calvert family of funds as of December 31, 2023.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
CVT S&P 500® Index Portfolio
Kevin L. Keene	None	None
CVT S&P 400® MidCap Index Portfolio
Kevin L. Keene	None	None
CVT Nasdaq 100® Index Portfolio
Kevin L. Keene	None	None
CVT Russell 2000® Small Cap Index Portfolio
Kevin L. Keene	None	None
CVT EAFE International Index Portfolio
Jennifer Mihara(1)	None	None
Thomas Seto	None	None
Gordon Wotherspoon(1)	None	None
CVT Investment Grade Bond Index Portfolio
K. Jessie Goodwin	None	None

(1)       As of April 30, 2024.

June 28, 2024